Dividends - Schedule of dividends to shareholders (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.5496	£ 0.5700	£ 0.5160
Cash dividend	£ 1,529	£ 1,718	£ 1,607
Scrip dividend	£ 702	£ 376	£ 277
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.3912	£ 0.3760	£ 0.3376
Cash dividend	£ 811	£ 1,325	£ 1,119
Scrip dividend	£ 643	£ 56	£ 114
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.1584	£ 0.1940	£ 0.1784
Cash dividend	£ 718	£ 393	£ 488
Scrip dividend	£ 59	£ 320	£ 163